Inventories, net of inventory reserves - Summary of Inventories, Net of Inventory Reserves (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Inventory [Line Items]
Inventory, Net	¥ 81,052	$ 11,802	¥ 109,921
Products [Member]
Inventory [Line Items]
Inventory, Net	80,431		109,383
Packaging materials and others [Member]
Inventory [Line Items]
Inventory, Net	¥ 621		¥ 538